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THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.8%
	APPAREL & TEXTILE PRODUCTS - 1.8%
1,100	On Holding A.G.(a)	$ 38,522

	ASSET MANAGEMENT - 5.6%
800	Charles Schwab Corporation (The)	53,424
250	LPL Financial Holdings, Inc.	66,973
		120,397
	AUTOMOTIVE - 8.4%
925	BYD Company Ltd. - ADR	45,677
3,050	Rivian Automotive, Inc.(a)	34,526
493	Tesla, Inc.(a)	99,527
		179,730
	BEVERAGES - 3.4%
900	Celsius Holdings, Inc.(a)	73,458

	BIOTECH & PHARMA - 13.6%
135	Eli Lilly and Company	101,746
2,200	Halozyme Therapeutics, Inc.(a)	87,582
100	Vertex Pharmaceuticals, Inc.(a)	42,074
320	Zoetis, Inc.	63,466
		294,868
	ELECTRICAL EQUIPMENT - 2.5%
800	Vertiv Holdings Company	54,096

	ENGINEERING & CONSTRUCTION - 1.1%
100	Quanta Services, Inc.	24,151

	INDUSTRIAL INTERMEDIATE PROD - 4.3%
650	Chart Industries, Inc.(a)	92,859

	INTERNET MEDIA & SERVICES - 24.4%
510	Airbnb, Inc., Class A(a)	80,310
1,200	Alphabet, Inc., Class A(a)	166,152
600	Baidu, Inc. - ADR(a)	60,798
550	DoorDash, Inc., Class A(a)	68,514

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
February 29, 2024

Shares	Fair Value
	COMMON STOCKS — 96.8% (Continued)
	INTERNET MEDIA & SERVICES - 24.4% (Continued)
110	Netflix, Inc.(a)	$ 66,321
1,100	Uber Technologies, Inc.(a)	87,450
		529,545
	LEISURE FACILITIES & SERVICES - 4.4%
35	Chipotle Mexican Grill, Inc.(a)	94,107

	RENEWABLE ENERGY - 3.0%
3,000	Green Plains, Inc.(a)	63,900

	RETAIL - DISCRETIONARY - 2.6%
120	Lululemon Athletica, Inc.(a)	56,051

	SEMICONDUCTORS - 13.0%
45	ASML Holding N.V. - ADR	42,826
900	Micron Technology, Inc.	81,549
150	NVIDIA Corporation	118,668
1,600	Wolfspeed, Inc.(a)	41,632
		284,675
	SOFTWARE - 5.0%
100	Palo Alto Networks, Inc.(a)	31,055
250	Salesforce, Inc.(a)	77,205
		108,260
	TECHNOLOGY HARDWARE - 3.7%
1,400	Ciena Corporation(a)	79,772

	TOTAL COMMON STOCKS (Cost $1,804,293)	2,094,391

	TOTAL INVESTMENTS - 96.8% (Cost $1,804,293)	$ 2,094,391
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.2%	69,553
	NET ASSETS - 100.0%	$ 2,163,944

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
February 29, 2024

Shares		Fair Value
COMMON STOCKS — (49.3)%
APPAREL & TEXTILE PRODUCTS - (2.6)%
(6,500)	Under Armour, Inc., Class C	$ (55,510)

AUTOMOTIVE - (4.3)%
(3,000)	Lucid Group, Inc.	(9,900)
(340)	Toyota Motor Corporation - ADR	(81,788)
(91,688)
COMMERCIAL SUPPORT SERVICES - (6.0)%
(1,600)	H&R Block, Inc.	(78,320)
(1,150)	Rollins, Inc.	(50,681)
(129,001)
E-COMMERCE DISCRETIONARY - (2.6)%
(650)	eBay, Inc.	(30,732)
(350)	Etsy, Inc.	(25,092)
(55,824)
INDUSTRIAL SUPPORT SERVICES - (5.1)%
(160)	United Rentals, Inc.	(110,923)

INTERNET MEDIA & SERVICES - (0.7)%
(250)	Roku, Inc.	(15,795)

MEDICAL EQUIPMENT & DEVICES - (2.3)%
(130)	Intuitive Surgical, Inc.	(50,128)

REAL ESTATE SERVICES - (4.8)%
(1,800)	Marcus & Millichap, Inc.	(66,042)
(3,500)	Newmark Group, Inc., Class A	(37,765)
(103,807)
RETAIL - DISCRETIONARY - (3.7)%
(1,000)	CarMax, Inc.	(79,000)

SEMICONDUCTORS - (6.0)%
(600)	Microchip Technology, Inc.	(50,484)
(500)	ON Semiconductor Corporation	(39,460)

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
COMMON STOCKS — (49.3)% (Continued)
SEMICONDUCTORS - (6.0)% (Continued)
(400)	Skyworks Solutions, Inc.	$ (41,698)
(131,912)
SOFTWARE - (4.3)%
(400)	Datadog, Inc., Class A	(52,584)
(600)	Fortinet, Inc.	(41,466)
(94,050)
TECHNOLOGY SERVICES - (3.2)%
(55)	Fair Isaac Corporation	(69,845)

WHOLESALE - DISCRETIONARY - (3.7)%
(200)	Pool Corporation	(79,624)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $928,952)	$ (1,067,107)

(a)	Non-income producing security.